LONG POND REAL ESTATE SELECT ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2026

Common Stocks — 99.8%	Shares	Fair Value
Consumer Discretionary — 28.1%*
Accor S.A. (France)	142,866	$ 7,840,766
DR Horton, Inc.	67,456	9,922,103
Hilton Grand Vacations, Inc.(a)	81,676	4,248,786
Hilton Worldwide Holdings, Inc.	10,870	3,561,664
Hyatt Hotels Corporation, Class A	50,650	9,185,883
Red Rock Resorts, Inc., Class A	59,802	3,491,241
Wyndham Hotels & Resorts, Inc.	28,273	2,269,191
Wynn Resorts Ltd.	34,757	3,518,104
		44,037,738
Real Estate — 71.7%*
Agree Realty Corporation - REIT	94,772	7,027,344
American Tower Corporation, Class A - REIT	19,701	3,683,299
Americold Realty Trust, Inc. - REIT	230,521	3,616,874
Camden Property Trust - REIT	52,106	5,552,415
CubeSmart - REIT	100,180	4,007,200
Equinix, Inc. - REIT	2,314	2,471,445
Equity LifeStyle Properties, Inc. - REIT	134,083	8,282,307
Extra Space Storage, Inc. - REIT	23,485	3,389,120
Healthpeak Properties, Inc. - REIT	526,406	10,080,675
Independence Realty Trust, Inc. - REIT	795,991	12,918,934
Invitation Homes, Inc. - REIT	214,571	6,276,202
Janus Living, Inc. - REIT	169,988	4,550,579
Mid-America Apartment Communities, Inc. - REIT	39,024	5,036,828
Prologis, Inc. - REIT	23,796	3,414,012
SBA Communications Corporation, Class A - REIT	42,002	8,533,126
UDR, Inc. - REIT	342,242	12,628,730
UNITE Group PLC (The) - REIT	1,544,582	10,753,590
		112,222,680

Total Common Stocks
(Cost $147,479,091)		156,260,418

Total Investments — 99.8%
(Cost $147,479,091)		156,260,418

Other Assets in Excess of Liabilities - 0.2%		256,614

Total Net Assets — 100.0%		$ 156,517,032

LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S.A.	- Société Anonyme
*	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a)	Non-income producing security.